iShares®

iShares, Inc.

iShares Trust

Supplement dated November 7, 2016

to the Summary Prospectus, Prospectus and

Statement of Additional Information (“SAI”) for each of the

iShares Mortgage Real Estate Capped ETF (REM),

iShares MSCI Global Gold Miners ETF (RING),

iShares MSCI Global Metals & Mining Producers ETF (PICK),

iShares MSCI Italy Capped ETF (EWI),

iShares MSCI Japan ETF (EWJ),

iShares MSCI Malaysia ETF (EWM),

iShares MSCI Russia Capped ETF (ERUS),

iShares MSCI Singapore ETF (EWS),

iShares MSCI Taiwan ETF (EWT) and

iShares MSCI United Kingdom ETF (EWU)

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Effective November 7, 2016, the number of shares in a Creation Unit and the approximate value of one Creation Unit of each Fund (as of November 4, 2016) is as follows:

Fund	Ticker	Creation Unit Size	Approximate Value of a Creation Unit as of November 4, 2016
iShares Mortgage Real Estate Capped ETF	REM	50,000 shares per unit	2,086,600
iShares MSCI Global Gold Miners ETF	RING	50,000 shares per unit	1,053,600
iShares MSCI Global Metals & Mining Producers ETF	PICK	50,000 shares per unit	1,185,900
iShares MSCI Italy Capped ETF	EWI	75,000 shares per unit	1,633,100
iShares MSCI Japan ETF	EWJ	150,000 shares per unit	7,449,600

Fund	Ticker	Creation Unit Size	Approximate Value of a Creation Unit as of November 4, 2016
iShares MSCI Malaysia ETF	EWM	75,000 shares per unit	2,371,600
iShares MSCI Russia Capped ETF	ERUS	50,000 shares per unit	1,402,000
iShares MSCI Singapore ETF	EWS	50,000 shares per unit	1,033,500
iShares MSCI Taiwan ETF	EWT	100,000 shares per unit	3,087,800
iShares MSCI United Kingdom ETF	EWU	100,000 shares per unit	2,970,800

As a result, all references to Creation Unit size in the Summary Prospectus, Prospectus and SAI for each Fund are hereby revised to the number of shares per unit stated above.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-RS2-1116

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